Summary of Significant Accounting Policies (Details) $ in Millions			6 Months Ended
		Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 TWD ($)	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents			$ 2,600,000			$ 6,000,000
Deposits insured by central deposit insurance corporation			94,000	$ 3
Deposits insured by federal deposit insurance corporation			250,000
Bad debt expenses recoveries			4,553		$ 4,108
Expected credit loss provision for account receivables			11,019		7,578	$ 6,598	$ 3,055
Write-down for inventories
Percentage of statutory reserve			10.00%	10.00%
Percentage of authorized capital			100.00%	100.00%
Shipping and handling expenses			$ 6,884		8,440
Income from the leasing of equipment			$ 31,318		31,398
Percentage of income tax positions			50.00%	50.00%
Employee benefit expenses			$ 6,679		3,250
Impairment of long-lived assets
Impairment of leased assets
Grant-date fair value	[1]		60,000
Restricted Stock Units (RSUs) [Member]
Summary of Significant Accounting Policies [Line Items]
Granted and not yet vested amount			30,000
Grant-date fair value		$ 60,000
Vested amount			$ 15,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares			3,136,056
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares
Supplier Concentration Risk [Member] | CEO [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks, percentage					12.8764%
Supplier A [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risks, percentage					81.60%
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares			11,436,270
Minimum [Member] | Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Minimum [Member] | Fixtures and Furniture [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Maximum [Member] | Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Maximum [Member] | Fixtures and Furniture [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			5 years

[1]	Includes 11,498 shares vested on June 30, 2026 administratively issued on July 1, 2026.